UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [X]; Amendment Number:  No. 1
This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Icahn Management LP
Address:  100 South Bedford Rd.
          Mt. Kisco, NY  10549

Form 13F File Number:  28-11143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner
Title:  Authorized Signatory
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Edward E. Mattner
---------------------
Edward E. Mattner                   New York, New York                 2/15/06
[Signature]                         [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $1,887,678
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name



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



                                                    Form 13F Information Table
                                          Name of Reporting Manager: Icahn Management LP


    COLUMN 1          COLUMN 2       COLUMN 3   COLUMN 4             COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
NAME OF               TITLE OF                   VALUE         SHRS OR     SH/   PUT/   INVESTMENT   OTHER        Voting Authority
ISSUER                 CLASS         CUSIP      (x$1000)       PRN AMT     PRN   CALL   DISCRETION   MANAGER    SOLE   SHARED   NONE
------                 -----         -----      --------       -------     ---   ----   ----------   -------    ----   ------   ----

ADVENTRX PHARM INC      COM      00764X103    11,348          3,459,459    SH             Sole        n/a    3,459,459

ALBERTSONS INC.         COM      013104104    11,700            548,000    SH             Sole        n/a      548,000

BKF CAP GROUP INC       COM      05548G102    13,175            695,280    SH             Sole        n/a      695,280

BLOCKBUSTER INC        CL A      093679108    34,453          9,187,280    SH             Sole        n/a    9,187,280

BLOCKBUSTER INC        CL B      093679207    14,828          4,452,905    SH             Sole        n/a    4,452,905

CIMAREX ENERGY CO       COM      171798101    60,809          1,413,840    SH             Sole        n/a    1,413,840

FAIRMONT HOTELS INC     COM      305204109   302,070          7,122,600    SH             Sole        n/a    7,122,600

KERR MCGEE CORP         COM      492386107   443,305          4,878,990    SH             Sole        n/a    4,878,990

LEXAR MEDIA CORP        COM      52886P104    20,044          2,441,300    SH             Sole        n/a    2,441,300

MASSEY ENERGY CORP      COM      576206106    88,809          2,345,100    SH             Sole        n/a    2,345,100

PIONEER NAT RES CO      COM      723787107    38,112            743,350    SH             Sole        n/a      743,350

TELIK INC               COM      87959M109    27,292          1,606,361    SH             Sole        n/a    1,606,361

TEMPLE INLAND INC       COM      879868107   119,205          2,657,865    SH             Sole        n/a    2,657,865

TIME WARNER INC         COM      887317105   339,260         19,453,000    SH             Sole        n/a   19,453,000

TIME WARNER INC         COM      887317105   250,647         14,371,900          CALL     Sole        n/a   14,371,900

TYCO INTERNATIONAL LTD  COM      902124106    57,720          2,000,000    SH             Sole        n/a    2,000,000

UNUMPROVIDENT CORP      COM      91529Y106    43,167          1,897,440    SH             Sole        n/a    1,897,440

WALTER INDUSTRIES       COM      93317Q105    11,734            236,000    SH             Sole        n/a      236,000


                      Total:               1,887,678

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